INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal
State and local			(16)
Foreign			(8)	21
Total current			(24)	21
Deferred:
Federal
State and local
Foreign			2,930	444
Total deferred			2,930	444
Benefit from income taxes	$ (2,199)	$ (117)	$ 2,906	$ 465